May 2, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     IDS Life of New York Account 8
        (Variable Universal Life Policy - New York)
        File No. 33-15290/811-5213

Dear Commissioners:

Registrant certifies that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



/s/ James M. Odland
----------------------------
James M. Odland
Counsel